Estimated Amortization Expense Relating To Existing Intangible Assets with Finite Lives (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Estimated amortization expense
2012	$ 20,170	126,945
2013	19,780	124,493
2014	15,468	97,352
2015	10,240	64,452
2016	$ 9,924	62,463